NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Government Bond Fund	NVIT Nationwide Fund
NVIT International Equity Fund	NVIT Real Estate Fund
NVIT International Index Fund	NVIT S&P 500 Index Fund
NVIT Large Cap Growth Fund	NVIT Short Term Bond Fund
NVIT Mid Cap Index Fund	NVIT Small Cap Index Fund
NVIT Money Market Fund	Templeton NVIT International Value Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund

Supplement dated December 12, 2016
to the Statement of Additional Information dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Invesco NVIT Comstock Value Fund

1.
On December 7, 2016, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Invesco Advisers, Inc. ("Invesco") as subadviser to the Invesco NVIT Comstock Value Fund (the "Fund") and approved the appointment of BlackRock Investment Management, LLC ("BlackRock") to subadvise the Fund. This change is anticipated to take effect on or before January 31, 2017 (the "Effective Date").

2.	As of the Effective Date, the SAI, as it relates solely to the Fund, is amended as follows:

a.	The Fund is renamed the "BlackRock NVIT Equity Dividend Fund." All references in the SAI to the Fund are updated accordingly.

b.	All references to, and information regarding Invesco in the SAI, as it relates solely to the Fund, are hereby deleted.

c.	The following replaces the information regarding the Fund under the heading "Investment Advisory and Other Services – Investment Adviser" on page 75 of the SAI:

Funds of the Trust	Advisory Fees
BlackRock NVIT Equity Dividend Fund	0.70% on assets up to $100 million;
0.65% on assets of $100 million and more but less than $250 million;
0.60% on assets of $250 million and more but less than $500 million; and
0.55% on assets of $500 million and more.

d.	The following supplements the information under the heading "Investment Advisory and Other Services – Limitation of Fund Expenses" on page 78 of the SAI:

Until at least April 30, 2018, NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, short-sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund's business; in addition, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other costs incurred in connection with the purchase and sale of portfolio securities, and expenses incurred by the Fund in connection with any merger or reorganization are also excluded) for certain Funds/classes as follows:

•	BlackRock NVIT Equity Dividend Fund to 0.65% for Class I, Class II, Class IV and Class Y shares.

e.	The following supplements the information under the heading "Investment Advisory and Other Services – Subadvisers" on page 80 of the SAI:

Fund	Subadviser
BlackRock NVIT Equity Dividend Fund	BlackRock Investment Management, LLC

f.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of November 30, 2016)
BlackRock Investment Management, LLC
Tony DeSpirito	BlackRock NVIT Equity Dividend Fund	None
Robert M. Shearer, CFA	BlackRock NVIT Equity Dividend Fund	None
David Cassese, CFA	BlackRock NVIT Equity Dividend Fund	None

g.	The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Managed by Each Portfolio Manager and Total Assets by Category (as of November 30, 2016)
BlackRock Investment Management, LLC
Tony DeSpirito	Mutual Funds: 9 accounts, $25.77 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 5 accounts, $1.68 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $433.3 Million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Robert M. Shearer, CFA	Mutual Funds: 11 accounts, $27.12 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 5 accounts, $1.68 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $433.3 Million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
David Cassese, CFA	Mutual Funds: 6 accounts, $24.99 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $1.31 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $433.3 Million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE